Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the Company’s financial statements for interim periods in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). This information should be read in conjunction with the audited consolidated financial statements and the accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019 (“2019 Form 10-K”). The Company’s accounting policies are described in the “Notes to Consolidated Financial Statements” in the 2019 Form 10-K and are updated, as necessary, in these notes. The December 31, 2019 condensed consolidated balance sheet data presented for comparative purposes was derived from the audited financial statements but does not include all disclosures required by U.S. GAAP. The results of operations for the three and six months ended June 30, 2020 are not necessarily indicative of the operating results for the full year or for any other subsequent interim period.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and our wholly owned subsidiaries, Ondas Networks and FS Partners, and our majority owned subsidiary, FS Holding. All significant inter-company accounts and transactions between these entities have been eliminated in these unaudited condensed consolidated financial statements.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and our wholly owned subsidiaries Ondas Networks and FS Partners and our majority owned subsidiaries, Full Spectrum Holding and Ondas Network Limited. All significant inter-company accounts and transactions between these entities have been eliminated in these historical consolidated financial statements.

Use of Estimates

Use of Estimates

The process of preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements. Such management estimates include those relating to revenue recognition, inventory write-downs to reflect net realizable value, assumptions used in the valuation of stock-based awards and valuation allowances against deferred tax assets. Actual results could differ from those estimates.

Use of Estimates

The process of preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements. Such management estimates include those relating to revenue recognition, inventory write-downs to reflect net realizable value, assumptions used in the valuation of stock-based awards and warrants, and valuation allowances against deferred tax assets. Actual results could differ from those estimates.

Inventory

Inventory

Inventories, which consist solely of equipment components, are stated at the lower of cost (first-in, first-out) or net realizable value, net of reserves for obsolete inventory. We continually analyze our slow-moving and excess inventories. Based on historical and projected sales volumes and anticipated selling prices, we established reserves. Inventory that is in excess of current and projected use is reduced by an allowance to a level that approximates its estimate of future demand. Products that are determined to be obsolete are written down to net realizable value. As of June 30, 2020 and December 31, 2019, we determined that no such reserves were necessary.

Inventory consists of the following:

	June 30, 2020	December 31, 2019
Raw Material	$909,947	$372,101
Finished Goods	47,075	55,415
TOTAL INVENTORY	$957,022	$427,516

Inventory

Inventories, which consist solely of equipment components, are stated at the lower of cost (first-in, first-out) or net realizable value, net of reserves for obsolete inventory. We continually analyze our slow-moving and excess inventories. Based on historical and projected sales volumes and anticipated selling prices, we established reserves. Inventory that is in excess of current and projected use is reduced by an allowance to a level that approximates its estimate of future demand. Products that are determined to be obsolete are written down to net realizable value. As of December 31, 2019 and 2018, we determined that no such reserves were necessary.

Inventory consists of the following:

	Years Ended December 31,
	2019	2018
Raw material	$372,101	$307,947
Finished goods	55,415	39,998
Total inventory	$427,516	$347,945

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Our financial instruments consist primarily of receivables, accounts payable, accrued expenses and short- and long-term debt. The carrying amount of receivables, accounts payable and accrued expenses approximates our fair value because of the short-term maturity of such instruments.

We have categorized our assets and liabilities that are valued at fair value on a recurring basis into a three-level fair value hierarchy in accordance with U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and lowest priority to unobservable inputs (Level 3).

Assets and liabilities recorded in the balance sheets at fair value are categorized based on a hierarchy of inputs, as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Quoted prices for similar assets or liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

Level 3 –	Unobservable inputs for the asset or liability.

At June 30, 2020 and December 31, 2019, we had no instruments requiring a fair value determination.

Fair Value of Financial Instruments

Our financial instruments consist primarily of receivables, accounts payable, accrued expenses and short and long-term debt. The carrying amount of receivables, accounts payable and accrued expenses approximates our fair value because of the short-term maturity of such instruments.

We have categorized our assets and liabilities that are valued at fair value on a recurring basis into a three-level fair value hierarchy in accordance with U.S. GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and lowest priority to unobservable inputs (Level 3).

Assets and liabilities recorded in the balance sheets at fair value are categorized based on a hierarchy of inputs, as follows:

Level 1	--	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2	--	Quoted prices for similar assets or liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.
Level 3	--	Unobservable inputs for the asset or liability.

At December 31, 2019 and 2018, we had no instruments requiring a fair value determination.

The following table provides a summary of changes in fair value associated with the Level 3 liabilities for the years ended December 31, 2019 and 2018:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	December 31,
	2019	2018
Balance, beginning of period	$-	$(166,093)
Issuances of derivative liability	-	-
Reclassification to additional paid in capital	-	1,141,995
Change in fair value of derivative liability	-	(975,902)
Balance, end of period	$-	$-

The above table of Level 3 liabilities begins with the prior period balance and adjusts the balance for changes that occurred during the current period. The ending balance of the Level 3 financial instrument presented above represent our best estimates and may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of equity financings, these costs are recorded in stockholders’ deficit as a reduction of additional paid-in capital generated as a result of the offering. Should the planned equity financings be abandoned, the deferred offering costs are expensed immediately as a charge to operating expenses in the consolidated statement of operations. For the three months ended June 30, 2020 and 2019, the Company expensed financing costs of $0 and $120,632, respectively. For the six months ended June 30, 2020 and 2019, the Company expensed financing costs of $0 and $270,632, respectively.

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ deficit as a reduction of additional paid-in capital generated as a result of the offering. Should the planned equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statement of operations. In accordance with this policy, for the years ended December 31, 2019 and 2018, the Company expensed financing costs of $919,950 and $0, respectively.

Revenue from Contracts with Customers

Revenue from Contracts with Customers

On January 1, 2018, we adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”), using the modified retrospective method with respect to all non-completed contracts. Revenues and contract assets and liabilities for contracts completed prior to January 1, 2018 are presented in accordance with ASC 605, Revenue Recognition. ASC 606 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes nearly all existing revenue recognition guidance, including industry-specific guidance. The new guidance is based on the principle that an entity should recognize revenue to depict the transfer of products or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those products or services. The new guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgment and changes in judgments and assets recognized from costs incurred to fulfill a contract. The adoption of ASC 606 did not have a material effect on our financial position, results of operations, or internal controls over financial reporting.

Under ASC 606, the Company recognizes revenue when the customer obtains control of promised products or services, in an amount that reflects the consideration which is expected to be received in exchange for those products or services. The Company recognizes revenue following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the products or services it transfers to the customer.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the products or services promised within each contract and determines those that are performance obligations and assesses whether each promised product or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. To the extent the transaction price includes variable consideration, we estimate the amount of variable consideration that should be included in the transaction price utilizing the expected value method. Variable consideration is included in the transaction price if, in our judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of our anticipated performance and all information (historical, current and forecasted) that is reasonably available. Sales and other taxes collected on behalf of third parties are excluded from revenue. For the six months ended June 30, 2020 and 2019, none of our contracts with customers included variable consideration.

Contracts that are modified to account for changes in contract specifications and requirements are assessed to determine if the modification either creates new or changes the existing enforceable rights and obligations. Generally, contract modifications are for products or services that are not distinct from the existing contract due to the inability to use, consume or sell the products or services on their own to generate economic benefits and are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price and measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis. For the six months ended June 30, 2020 and 2019, there were no modifications to contract specifications.

The Company is engaged in the development, marketing and sale of wireless radio systems for secure, wide area mission-critical, business-to-business networks. We generate revenue primarily from the sale of our FullMAX System and the delivery of related services, along with non-recurring engineering (“NRE”) development projects with certain customers.

Product revenue is comprised of sales of the Company’s software defined base station and remote radios, its network management and monitoring system, and accessories. The Company’s software and hardware is sold with a limited one-year basic warranty included in the price. The limited one-year basic warranty is an assurance-type warranty, is not a separate performance obligation, and thus no transaction price is allocated to it. The nature of tasks under the limited one-year basic warranty only provide for remedying defective product(s) covered by the warranty. Product revenue is generally recognized when the customer obtains control of our product, which occurs at a point in time, and may be upon shipment or upon delivery based on the contractual shipping terms of a contract, or upon installation when the combined performance obligation is not distinct within the context of the contract.

Service revenue is comprised of separately priced extended warranty sales, network support and maintenance, remote monitoring, as well as ancillary services directly related to the sale of the Company’s wireless communications products including wireless network design, systems engineering, radio frequency planning, software configuration, product training, installation, and onsite support. The extended warranty we sell provides a level of assurance beyond the coverage for defects that existed at the time of a sale or against certain types of covered damage. The extended warranty includes 1) factory hardware repair or replacement of the base station and remote radios, at our election, 2) software upgrades, bug fixes and new features of the radio software and NMS, 3) deployment and network architecture support, and 4) technical support by phone and email. Extended warranty, network support and maintenance, and remote monitoring revenues are recognized ratably over the term of the service contract. Ancillary service revenues are recognized at the point in time when those services have been provided to the customer and the performance obligation has been satisfied. With respect to extended warranty sales and remote monitoring, the Company applies the input method using straight-line recognition.

Development revenue is comprised primarily of non-recurring engineering service contracts to develop software and hardware applications for various customers. A significant portion of this revenue is generated through one contract with a customer whereby the Company will develop such applications to interoperate within the customers infrastructure. For this contract, the Company and the customer work cooperatively, whereby the customer’s involvement is to provide technical specifications for the product design, as well as, to review and approve the project progress at various markers based on predetermined milestones. The products developed are not able to be sold to any other customer and are based in part upon existing Company and customer technology. This development contract is in effect until March 31, 2021, at which time the Company will grant the customer an irrevocable, perpetual, royalty-free, and exclusive right to market, offer for sale, sell, and resell the developed product without restriction. Development revenue is recognized as services are provided over the life of the contract as the Company has an enforceable right to payment for services completed to date and there is no alternative use of the product.

If the customer contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. We enter into certain contracts within our service revenues that have multiple performance obligations, one or more of which may be delivered subsequent to the delivery of other performance obligations. We allocate the transaction price based on the estimated relative standalone selling prices of the promised products or services underlying each performance obligation. We determine standalone selling prices based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, we estimate the standalone selling price considering available information such as market conditions and internally approved pricing guidelines related to the performance obligations. Revenue is then allocated to the performance obligations using the relative selling prices of each of the performance obligations in the contract.

Our payment terms vary and range from Net 15 to Net 30 days from the date of the invoices for product and services related revenue. Our payment terms for the majority of our development related revenue carry milestone related payment obligations which span the contract life of fifteen months. For milestone-based contracts, the customer reviews the work completed as of the most recent milestone date and once approved, makes payment on the upcoming milestone in advance of work being performed.

Disaggregation of Revenue

The following tables present our disaggregated revenues by Type of Revenue and Timing of Revenue:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Type of Revenue
Product revenue	$811,238	$138,760	$826,510	$151,723
Service revenue	6,326	54,178	9,090	73,509
Development revenue	332,709	-	514,871	-
Other revenue	5,101	219	5,101	219
Total revenue	$1,155,374	$193,157	$1,355,572	$225,451

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Timing of Revenue
Revenue recognized point in time	$822,105	$183,860	$838,881	$202,167
Revenue recognized over time	333,269	9,297	516,691	23,284
Total revenue	$1,155,374	$193,157	$1,355,572	$225,451

Contract Assets and Liabilities

We recognize a receivable or contract asset when we perform a service or transfer a good in advance of receiving consideration. A receivable is recorded when our right to consideration is unconditional and only the passage of time is required before payment of that consideration is due. A contract asset is recorded when our right to consideration in exchange for goods or services that we have transferred or provided to a customer is conditional on something other than the passage of time. We did not have any contract assets recorded at June 30, 2020 or December 31, 2019.

We recognize a contract liability when we receive consideration, or if we have the unconditional right to receive consideration, in advance of satisfying the performance obligation. A contract liability is our obligation to transfer goods or services to a customer for which we have received consideration, or an amount of consideration is due from the customer. The table below details the activity in our contract liabilities during the six months ended June 30, 2020, and the year ended December 31, 2019, which is included in accrued expenses and other current liabilities in the Company’s unaudited condensed consolidated balance sheet.

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Balance at beginning of period	$378,850	$20,631
Additions	582,266	397,269
Transfer to revenue	(717,856)	(39,050)
Balance at end of period	$243,260	$378,850

Warranty Reserve

For our software and hardware products, we provide a limited one-year assurance-type warranty and for our development service, we provide no warranties. The assurance-type warranty covers defects in material and wordsmanship only. If a warranted software or hardware component is determined to be defective after being tested by the Company, the Company will repair, replace or refund the price of the covered hardware and/or software to the customer (not including any shipping, handling, delivery or installation charges). We estimate, based upon a review of historical warranty claim experience, the costs that may be incurred under our warranties and record a liability in the amount of such estimate at the time a product is sold. Factors that affect our warranty liability include the number of units sold, historical and anticipated rates of warranty claims, and cost per claim. We periodically assess the adequacy of our recorded warranty liability and adjust the accrual as claims data and historical experience warrants. The Company has assessed the costs of fulfilling its existing assurance-type warranties and has determined that the estimated outstanding warranty obligation at June 30, 2020 and December 31, 2019 are immaterial to the Company’s financial statements.

ASC 606, Revenue from Contracts with Customers

On January 1, 2018, we adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”), using the modified retrospective method with respect to all non-completed contracts. Revenues and contract assets and liabilities for contracts completed prior to January 1, 2018 are presented in accordance with ASC 605, Revenue Recognition. ASC 606 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes nearly all existing revenue recognition guidance, including industry-specific guidance. The new guidance is based on the principle that an entity should recognize revenue to depict the transfer of products or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those products or services. The new guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgment and changes in judgments and assets recognized from costs incurred to fulfill a contract. The adoption of ASC 606 did not have a material effect on our financial position, results of operations, or internal controls over financial reporting.

Under ASC 606, the Company recognizes revenue when the customer obtains control of promised products or services, in an amount that reflects the consideration which is expected to be received in exchange for those products or services. The Company recognizes revenue following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the products or services it transfers to the customer.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the products or services promised within each contract and determines those that are performance obligations and assesses whether each promised product or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. To the extent the transaction price includes variable consideration, we estimate the amount of variable consideration that should be included in the transaction price utilizing the expected value method. Variable consideration is included in the transaction price if, in our judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of our anticipated performance and all information (historical, current and forecasted) that is reasonably available. Sales, value add, and other taxes collected on behalf of third parties are excluded from revenue. For the years ended December 31, 2019 and 2018, none of our contracts with customers included variable consideration.

Contracts that are modified to account for changes in contract specifications and requirements are assessed to determine if the modification either creates new or changes the existing enforceable rights and obligations. Generally, contract modifications are for products or services that are not distinct from the existing contract due to the inability to use, consume or sell the products or services on their own to generate economic benefits and are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price and measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis. For the years ended December 31, 2019 and 2018, there were no modifications to contract specifications.

The Company is engaged in the development, marketing and sale of wireless radio systems for secure, wide area mission-critical business-to-business networks. We generate revenue primarily from the sale of the FullMAX System and the delivery of related services.

Product revenue is comprised of sales of the Company’s software defined base station and remote radios, its network management and monitoring system, and accessories. The Company’s software and hardware is sold with a limited one-year basic warranty included in the price. The limited one-year basic warranty is an assurance-type warranty, is not a separate performance obligation, and thus no transaction price is allocated to it. The nature of tasks under the limited one-year basic warranty only provide for remedying defective product(s) covered by the warranty. Product revenue is generally recognized when the customer obtains control of our product, which occurs at a point in time, and may be upon shipment or upon delivery based on the contractual shipping terms of a contract, or upon installation when the combined performance obligation is not distinct within the context of the contract.

Service revenue is comprised of separately priced extended warranty sales, network support and maintenance, remote monitoring, as well as ancillary services directly related to the sale of the Company’s wireless communications products including wireless network design, systems engineering, radio frequency planning, software configuration, product training, installation, and onsite support. The extended warranty sold by the Company provides a level of assurance beyond the coverage for defects that existed at the time of a sale or against certain types of covered damage. The extended warranty includes 1) factory hardware repair or replacement, at our election, of the base station and remote radios, 2) software upgrades, bug fixes and new features of the radio software and NMS, 3) deployment and network architecture support, and 4) technical support by phone and email. Extended warranty, network support and maintenance, and remote monitoring revenues are recognized ratably over the term of the service contract. Ancillary service revenues are recognized at the point in time when those services have been provided to the customer and the performance obligation has been satisfied. With respect to extended warranty sales and remote monitoring, the Company applies the input method using straight-line recognition.

If the customer contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. We enter into certain contracts that have multiple performance obligations, one or more of which may be delivered subsequent to the delivery of other performance obligations. We allocate the transaction price based on the estimated relative standalone selling prices of the promised products or services underlying each performance obligation. We determine standalone selling prices based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, we estimate the standalone selling price considering available information such as market conditions and internally approved pricing guidelines related to the performance obligations. Revenue is then allocated to the performance obligations using the relative selling prices of each of the performance obligations in the contract.

Our payment terms vary and range from Net 15 to Net 30 days from the date of the invoices.

Disaggregation of Revenue

The following tables present our disaggregated revenues by Type of Revenue and Timing of Revenue.

	Years Ended December 31,
	2019	2018
Type of Revenue
Product revenue	$212,905	$125,664
Service revenue	107,478	64,365
Total revenue	$320,383	$190,029

	Years Ended December 31,
	2019	2018
Timing of Revenue
Revenue recognized point in time	$281,333	$147,863
Revenue recognized over time	39,050	42,166
Total revenue	$320,383	$190,029

Contract Assets and Liabilities

We recognize a receivable or contract asset when we perform a service or transfer a good in advance of receiving consideration. A receivable is recorded when our right to consideration is unconditional and only the passage of time is required before payment of that consideration is due. A contract asset is recorded when our right to consideration in exchange for good or services that we have transferred to a customer is conditional on something other than the passage of time. We did not have any contract assets recorded at December 31, 2019 and 2018.

We recognize a contract liability when we receive consideration, or if we have the unconditional right to receive consideration, in advance of satisfying the performance obligation. A contract liability is our obligation to transfer goods or services to a customer for which we have received consideration, or an amount of consideration is due from the customer. The table below details the activity in our contract liabilities during the years ended December 31, 2019 and 2018, and the balance at the end of each year is reported as deferred revenue in the Company’s consolidated balance sheet.

	Years Ended December 31,
	2019	2018
Balance, beginning of year	$20,631	$30,690
Additions	20,826	32,106
Transfer to revenue	(39,050)	(42,166)
Balance, end of year	$2,467	$20,631

Warranty Reserve

We provide a limited one-year assurance-type warranty on our software and hardware products. The assurance-type warranty covers defects in material and wordsmanship only. If a warranted software or hardware component is determined to be defective after being tested by the Company, the Company will repair, replace or refund the price of the covered hardware and/or software to the customer (not including any shipping, handling, delivery or installation charges). We estimate, based upon a review of historical warranty claim experience, the costs that may be incurred under our warranties and record a liability in the amount of such estimate at the time a product is sold. Factors that affect our warranty liability include the number of units sold, historical and anticipated rates of warranty claims, and cost per claim. We periodically assess the adequacy of our recorded warranty liability and adjust the accrual as claims data and historical experience warrants. The Company has assessed the costs of fulfilling its existing assurance-type warranties and has determined that the estimated outstanding warranty obligation at December 31, 2019 and 2018 is immaterial to the Company’s financial statements.

Leases

Leases

Under Topic 842, operating lease expense is generally recognized evenly over the term of the lease. During the six months ended June 30, 2020, the Company had operating leases primarily consisting of two office space leases in Sunnyvale, California (the “North Pastoria Lease” and the “Gibraltar Lease”) (collectively, the “Sunnyvale Leases”). During the six months ended June 30, 2019, the Company had the Sunnyvale Leases and a property lease in Chengdu, Sichuan Province, People’s Republic of China (the “Chengdu Lease”). In December 2019, in conjunction with the closure of Ondas Networks Limited, the Chengdu Lease was terminated. As of June 30, 2020, the remaining terms for the Sunnyvale Leases range from six months on the North Pastoria Lease and eight months on the Gibraltar Lease.

In March 2019, the North Pastoria Lease was abandoned and the likelihood of entering into a sublease agreement for the property was minimal; therefore, the Right to Use Asset value of $259,926 was considered impaired and the amount was charged to asset impairment on the accompanying unaudited condensed consolidated financial statements.

On January 24, 2020, the Company and a third party (the “Sublessee”) entered a Sublease agreement (the “Sublease”) on the North Pastoria Lease, wherein the Sublessee will occupy the premises through December 31, 2020. The Sublessee will make rent payments of approximately $9,666 and management fee payments of approximately $457 per month beginning February 1, 2020, and a one-time security deposit equal to two months rent, or $19,332. Sublease rental income for the three and six months ended June 30, 2020 was $31,281 and $50,613, respectively.

We determine if an arrangement is a lease, or contains a lease, at the inception of the arrangement. If we determine the arrangement is a lease, or contains a lease, at lease inception, we then determine whether the lease is an operating lease or financial lease. Operating and finance leases result in recording a right-of-us (“ROU”) asset and lease liability on our consolidated balance sheets. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. For purposes of calculating operating lease ROU assets and operating lease liabilities, we use the non-cancellable lease term plus options to extend that we are reasonably certain to take. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term. Our leases generally do not provide an implicit rate. As such, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. This rate is generally consistent with the interest rate we pay on borrowings under our credit facilities, as this rate approximates our collateralized borrowing capabilities over a similar term of the lease payments. We utilized the consolidated group incremental borrowing rate for all leases, as we have centralized treasury operations. We have elected not to recognize ROU assets and lease liabilities that arise from short-term (12 months or less) leases for any class of underlying assets. We have elected not to separate lease and non-lease components for any class of underlying asset.

Lease Costs

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Components of total lease costs:
Operating lease expense	$82,700	$148,141	$165,955	$296,226
Short-term lease costs (1)	1,300	14,963	5,550	27,680
Sublease rental income	(31,281)	-	(50,613)	-
Total lease costs	$52,719	$163,104	$120,892	$323,906

(1)	Represents short-term leases which are immaterial.

Lease Positions as of June 30, 2020 and December 31, 2019

ROU lease assets and lease liabilities for our operating leases were recorded in the unaudited condensed consolidated balance sheet as follows:

	As of June 30, 2020	As of December 31, 2019
Assets:
Operating lease assets	$196,651	$331,419
Total lease assets	$196,651	$331,419

Liabilities:
Operating lease liabilities, current	$307,456	$489,407
Operating lease liabilities, net of current	-	52,449
Total lease liabilities	$307,456	$541,856

Other Information

	Six Months Ended June 30,
	2020	2019
Operating cash flows for operating leases	$265,583	$240,417
Weighted average remaining lease term (in years) – operating lease	0.6	2.5
Weighted average discount rate – operating lease	14%	14%

Undiscounted Cash Flows

Future lease payments included in the measurement of lease liabilities on the unaudited condensed consolidated balance sheet as of June 30, 2020, for the following five years and thereafter are as follows:

Years ending December 31,
2020 (6 months)	$265,583
2021	57,153
Total future minimum lease payments	322,736
Lease imputed interest	(15,280)
Total	$307,456

Net Loss Per Common Share

Net Loss Per Common Share

Basic net loss per share is computed by dividing net loss by the weighted average shares of common stock outstanding for each period. Diluted net loss per share is the same as basic net loss per share since the Company has net losses for each period presented.

The following potentially dilutive securities for the six months ended June 30, 2020 and 2019 have been excluded from the computation of diluted net loss per share because the effect of their inclusion would have been anti-dilutive.

	Six months ended June 30,
	2020	2019
Warrants to purchase common stock	5,639,167	-
Options to purchase common stock	1,499,000	-
Restricted stock purchase offers	3,378,478	-
Convertible debt	-	140,678
Total potentially dilutive securities	10,516,645	140,678

Net Loss Per Common Share

Net loss per share for all periods presented is based on the equity structure of the legal acquirer, which assumes common stock is outstanding and is reflected on a retrospective basis for all periods presented. Basic net loss per share is computed by dividing net loss by the weighted average shares of common stock outstanding for each period. Diluted net loss per share is the same as basic net loss per share since the Company has net losses for each period presented.

The following potentially dilutive securities for the years ended December 31, 2019 and 2018 have been excluded from the computation of diluted net loss per share because the effect of their inclusion would have been anti-dilutive.

	Years Ended December 31,
	2019	2018
Warrants to purchase common stock	4,771,417	-
Options to purchase common stock	675,000	-
Restricted stock purchase offers	383,478	-
Convertible debt	-	140,678
Total potentially dilutive securities	5,829,895	140,678

Concentration of Customers

Concentration of Customers

Because we have only recently invested in our customer service and support organization, a small number of customers have accounted for a substantial amount of our revenue.

The table below sets forth the Company’s customers that accounted for greater than 10% of its revenues for the three- and six-month periods ended June 30, 2020 and 2019, respectively:

	Three Months Ended June 30,		Six Months Ended June 30,
Customer	2020	2019	2020	2019
A	70%	-%	60%	-%
B	29%	-%	38%	-%
C	-%	66%	-%	59%
D	-%	20%	-%	18%
E	-%	13%	-%	23%

Customer A and Customer B accounted for 80% and 20%, respectively, of the Company’s accounts receivable balance at June 30, 2020.

Recently Issued Accounting Pronouncements

Recent Accounting Pronouncements

There have been no material changes to our significant accounting policies as summarized in NOTE 2 of our 2019 Form 10-K. We do not expect that the adoption of any recent accounting pronouncements will have a material impact on our accompanying unaudited condensed consolidated financial statements.

Recently Issued Accounting Pronouncements

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions for recognizing deferred taxes for investments, performing intraperiod tax allocation and calculating income taxes in interim periods. ASU 2019-12 is applicable to all entities subject to income taxes. ASU 2019-12 provides guidance to minimize complexity in certain areas by introducing a policy election to not allocate consolidated income taxes when a member of a consolidated tax return is not subject to income tax and guides whether to relate a step-up tax basis to a business combination or separate transaction. ASU 2019-12 changes the current guidance of making an intraperiod allocation, determining when a tax liability is recognized after a foreign entity investor transitions to or from equity method of accounting, accounting for tax law changes and year-to-date losses in interim periods, and determining how to apply income tax guidance to franchise taxes. The amendments ASU 2019-12 are effective for all public business entities for fiscal years beginning after December 15, 2020 and include interim periods. The guidance is effective for all other entities for fiscal years beginning after December 15, 2021 and for interim periods beginning after December 15, 2022. Early adoption is permitted. The Company is evaluating impact on our accompanying consolidated financial statements.

In November 2019, the FASB issued ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which amends certain aspects of the Board’s new credit loss standard (ASC 326). ASU 2019-11 is applicable to companies that hold financial assets in the scope of the credit losses standard. FASB permits to include the following in estimate if expected credit losses: expected recoveries of financial assets previously written off and expected recoveries of financial assets with credit deterioration. The scope of guidance related to expected recoveries includes purchased financial assets with credit deterioration. ASU 2019-11 permits entities to record negative allowance when measuring expected credit losses for a purchased credit deteriorated financial asset and expected recoveries cannot exceed the aggregate amount previously written off or expected to be written off. When discounted cash flow method is not being used to estimate expected credit losses, expected recoveries cannot include any amounts in an acceleration of the noncredit discount. An entity may include increases in expected cash flows after acquisition. Early adoption is not permitted. The Company is evaluating impact on our accompanying consolidated financial statements.

In August 2018, the FASB, issued ASU, 2018-13 that eliminates certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The FASB developed the amendments to ASC 820 as part of its broader disclosure framework project, which aims to improve the effectiveness of disclosures in the notes to financial statements by focusing on requirements that clearly communicate the most important information to users of the financial statements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. We are currently evaluating the effect of this guidance on our disclosures.

Reclassification	Reclassification Certain amounts reported in the prior year financial statements have been reclassified to conform to the current year presentation.
Segment Information		Segment Information We operate in one business segment, which is the development, marketing and sale of wireless radio systems for secure, wide area mission-critical business-to-business networks.
Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid instruments with an original maturity of three months or less, as well as deposits in financial institutions, to be cash and cash equivalents. As of December 31, 2019 and 2018, we had no cash equivalents.

Trade Accounts Receivable

Trade Accounts Receivable

Accounts receivable are stated at a gross invoice amount less an allowance for doubtful accounts. We estimate allowance for doubtful accounts by evaluating specific accounts where information indicates our customers may have an inability to meet financial obligations, such as customer payment history, credit worthiness and receivable amounts outstanding for an extended period beyond contractual terms. We use assumptions and judgment, based on the best available facts and circumstances, to record an allowance to reduce the receivable to the amount expected to be collected. These allowances are evaluated and adjusted as additional information is received. We had no allowance for doubtful accounts as of December 31, 2019 and 2018.

Property and Equipment

Property and Equipment

All additions, including improvements to existing facilities, are recorded at cost. Maintenance and repairs are charged to expense as incurred. Depreciation of property and equipment is principally recorded using the straight-line method over the estimated useful lives of the assets. The estimated useful lives typically are (i) three years for equipment and software, and (ii) five years for vehicles and furniture and fixtures. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or the estimated useful life of the asset. Upon the disposal of property, the asset and related accumulated depreciation accounts are relieved of the amounts recorded therein for such items, and any resulting gain or loss is recorded in operating expenses in the year of disposition.

Software

Software

Costs incurred internally in researching and developing a software product are charged to expense until technological feasibility has been established for the product. Once technological feasibility is established, all software costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. We have determined that technological feasibility for our software products is reached after all high-risk development issues have been resolved through coding and testing. Generally, this occurs shortly before the products are released to production. There were no capitalized software costs at December 31, 2019 and 2018.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets are evaluated whenever events or changes in circumstances indicate that the carrying amount may not be recoverable or the useful life has changed. Such indicators include significant technological changes, adverse changes in market conditions and/or poor operating results. The carrying value of a long-lived asset group is considered impaired when the projected undiscounted future cash flows is less than its carrying value. The amount of impairment loss recognized is the difference between the estimated fair value and the carrying value of the asset or asset group. Fair market value is determined primarily using the projected future cash flows discounted at a rate commensurate with the risk involved. Based upon our evaluation, there were no impairments of long-lived assets required during the years ended December 31, 2019 and 2018.

Patents

Patents

We have adopted the provisions of Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, 350, Intangibles - Goodwill and Other (“ASC 350”). Capitalized patent costs, net of accumulated amortization, includes legal costs incurred for patent applications. In accordance with ASC 350, once a patent is granted, we amortize the capitalized patent costs over the remaining life of the patent using the straight-line method. If the patent is not granted, we write-off any capitalized patent costs at that time. We review intangible assets for impairment annually or when events or circumstances indicate that their carrying amount may not be recoverable. (See NOTE 5 for further details).

Research and Development

Research and Development

Costs for research and development are expensed as incurred. Research and development expense consists primarily of salaries, salary related expenses and costs of contractors and materials.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the related temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized when the rate change is enacted. Valuation allowances are recorded to reduce deferred tax assets to the amount that will more likely than not be realized. In accordance with GAAP, we recognize the effect of uncertain income tax positions only if the positions are more likely than not of being sustained in an audit, based on the technical merits of the position. Recognized uncertain income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which those changes in judgment occur. We recognize both interest and penalties related to uncertain tax positions as part of the income tax provision.

Shipping and Handling		Shipping and Handling We expense all shipping and handling costs as incurred. These costs are included in cost of goods sold on the accompanying consolidated financial statements.
Off-Balance Sheet Arrangements		Off-Balance Sheet Arrangements The Company has no off-balance sheet risk such as foreign exchange contracts, option contracts, or other hedging arrangements.
Accounting Standard Update 2016-02, Leases

Accounting Standard Update 2016-02, Leases

Under Topic 842, operating lease expense is generally recognized evenly over the term of the lease. During 2019, the Company had operating leases primarily consisting of two office space leases in Sunnyvale, CA and one in Chengdu, Sichuan Province, People’s Republic of China (the “Chengdu Lease”). Lease costs were approximately $475,000 for the year ended December 31, 2019. In December 2019, in conjunction with the closure of Ondas Networks Limited, the Chengdu Lease was terminated. Our remaining lease terms range from 12 to 14 months. There was no sublease rental income for the year ended December 31, 2019. In January 2020, the Company entered into a sublease rental agreement for one of its leases in Sunnyvale, CA. See NOTE 13 for further details.

Leases with an initial term of twelve months or less are not recorded on the balance sheet. For lease agreements entered into or reassessed after the adoption of Topic 842, we combine the lease and non-lease components in determining the lease liabilities and right of use (“ROU”) assets.

Our lease agreements generally do not provide an implicit borrowing rate; therefore, an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments. We used the incremental borrowing rate on December 31, 2018 for all leases that commenced prior to that date.

Lease Costs

Year ended December 31, 2019
Components of total lease costs:
Operating lease expense	$593,707
Short-term lease costs (1)	46,575
Total lease costs	$640,282

(1)	Represents short-term leases which are immaterial.

Lease Positions as of December 31, 2019

ROU lease assets and lease liabilities for our operating leases were recorded in the consolidated balance sheet as follows:

As of December 31, 2019
Assets:
Operating lease assets	$331,419
Total lease assets	$331,419

Liabilities:
Operating lease liabilities, current	$489,406
Operating lease liabilities, net of current	52,449
Total lease liabilities	$541,855

Lease Terms and Discount Rate

Weighted average remaining lease term (in years) – operating lease	1.1
Weighted average discount rate – operating lease	14%

Cash Flows

Year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$570,568

Undiscounted Cash Flows

Future lease payments included in the measurement of lease liabilities on the consolidated balance sheet as of December 31, 2019, as follows:

Years ending December 31,
2020	$531,166
2021	57,153
Thereafter	-
Total future minimum lease payments	588,319
Lease imputed interest	(46,464)
Total	$541,855

In March 2019, one of our long-term operating leases was abandoned and the likelihood of entering into a sublease agreement for the property was minimal; therefore, the Right to Use Asset value of $259,962 was considered impaired and the amount was charged to asset impairment on the accompanying unaudited condensed consolidated financial statements.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs represent costs incurred for the issuance of debt. Once the associated debt instrument is issued, these costs would be recorded as a debt discount and amortized using the effective interest method over the term of the related debt instrument. Upon abandonment of a pending financing transaction, the related deferred financing costs are charged to interest expense.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist of cash and accounts receivable. Cash is deposited with a limited number of financial institutions. The balances held at any one financial institution may be in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits.

Credit is extended to customers based on an evaluation of their financial condition and other factors. We generally do not require collateral or other security to support accounts receivable. We perform ongoing credit evaluations of our customers and maintain an allowance for doubtful accounts and sales credits.

Concentration of Customers

Concentration of Customers

Because we have only recently invested in our customer service and support organization, a small number of customers have accounted for a substantial amount of our revenue.

The table below sets forth the Company’s customers that accounted for greater than 10% of its revenues for the years ended December 31, 2019 and 2018, respectively:

	Years Ended December 31,
Customer	2019	2018
A	45%	17%
B	18%	76%
C	36%	0%

100% of the Company’s accounts receivable balance at December 31, 2019 was held by a customer with less than 5% of the Company’s revenue for the year ended December 31, 2019.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2018, the FASB issued ASU 2018-07, Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). The amendments in ASU 2018-07 expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. ASU 2018-07 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The Company has elected to early adopt ASU 2018-07. The adoption of this pronouncement had no impact on our accompanying consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11 (“ASU 2017-11”), Earnings Per Share (“Topic 260”), Distinguishing Liabilities from Equity (“Topic 480”), and Derivatives and Hedging (“Topic 815”). ASU 2017-11 is intended to simplify the accounting for financial instruments with characteristics of liabilities and equity. Among the issues addressed are: (i) determining whether an instrument (or embedded feature) is indexed to an entity’s own stock; (ii) distinguishing liabilities from equity for mandatorily redeemable financial instruments of certain nonpublic entities; and (iii) identifying mandatorily redeemable non-controlling interests. ASU 2017-11 was effective for the Company on January 1, 2019. There was no material effect on the 2019 financial statements upon adoption.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230) (“ASU 2016-15”). ASU 2016-15 is intended to reduce the diversity in practice regarding how certain transactions are classified within the statement of cash flows. ASU 2016-15 is effective for public business entities for annual periods beginning after December 15, 2017, including interim periods within those fiscal years. There was no material effect on the 2019 and 2018 financial statements upon adoption.

In February 2016, the FASB issued ASU 2016-02, Leases. This guidance requires lessees to record most leases on their balance sheet while recognizing expenses on their income statements in a manner similar to current accounting. The guidance also eliminates current real estate-specific provisions for all entities. For lessors, the guidance modifies the classification criteria and the accounting for sales-type and direct financing leases. The standard is effective for public business entities for annual periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted for all entities. In July 2018, the FASB amended the new leases standard and issued ASU 2018-11, Leases, (Topic 842): Targeted Improvements to give entities another option for transition and to provide lessors with practical expedient. We adopted ASU 2016-02 on January 1, 2019 utilizing the alternative transition method allowed for under ASU 2018-11. Comparative financial information was not adjusted and will continue to be reported under ASC 840. We also elected the transition relief package of practical expedients and as a result we did not assess (1) whether existing or expired contracts contain leases, (2) lease classification for any existing or expired leases, and (3) whether lease origination costs qualified as initial direct costs. We elected the short-term lease practical expedient by establishing an accounting policy to exclude leases with a term of 12 month or less. We elected not to separate lease components from non-lease components for our specified asset classes. Additionally, the adoption of the new standard resulted in increased disclosure requirements in our quarterly and annual filings.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under previous guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. In July 2015, the FASB approved the proposal to defer the effective date of ASU 2014-09 standard by one year. In 2016, the FASB issued final amendments to clarify the implementation guidance for principal versus agent considerations (ASU 2016-08), accounting for licenses of intellectual property and identifying performance obligations (ASU 2016-10), narrow-scope improvements and practical expedients (ASU 2016-12) and technical corrections and improvements to Topic 606 (ASU 2016-20) in its new revenue standard. The guidance is effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. Our services are performed over the term of our contracts and customers are billed for those services as they are performed on a monthly basis. Revenue is recognized each month for the services that have been provided to our customers. Additionally, we do not have significant exposure related to uncollectible accounts. We have performed a review of the requirements of the new revenue standard and have performed our analysis of our customer contracts on a portfolio basis (by each hospital group) utilizing the five-step model of the new standard. We have compared the results of our analysis to our current accounting practices. We adopted Topic 606 on January 1, 2018 using the full retrospective transition method for recognizing revenue. The adoption of Topic 606 represents a change in accounting principle that will more closely align revenue recognition with the delivery of our services to our customers and will provide financial statement readers with enhanced disclosures. The adoption of this standard did not have a material effect on the timing and recognition of revenue for the services provided to our customers.